Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Schedule Of Lease Information

	At December 31,
	2021	2020
Operating Leases:
ROU assets:
Operating lease ROU, third-party joint project and other assets	$146	$132

Lease liabilities:
Operating lease and other current liabilities	$37	$29
Operating lease, third-party joint project and other obligations	133	124

Total operating lease liabilities	$170	$153

Weighted-average remaining lease term (in years)	7	7
Weighted-average discount rate	2.5%	2.8%

Schedule Of Lease Costs

	Year Ended December 31,
	2021	2020	2019
Operating lease cost:
Operating lease costs (including amounts allocated to property, plant and equipment)	$51	$42	$40
Short-term lease costs	11	10	34

Total operating lease costs	$62	$52	$74

Operating lease payments:
Cash paid for amounts included in the measurement of lease liabilities	$40	$35	$32

Schedule Of Operating Lease Maturity

Year	Amount
2022	$40
2023	32
2024	25
2025	17
2026	10
Thereafter	56

Total undiscounted lease payments	180
Less imputed interest	(10)

Total operating lease obligations	$170